General information, statement of compliance with IFRS and going concern assumption - Additional Information (Details)									12 Months Ended
	Jul. 30, 2024 USD ($) $ / shares shares	Jul. 29, 2024 USD ($)	Jul. 29, 2024 KRW (₩)	Jul. 18, 2024 USD ($)	Jul. 18, 2024 KRW (₩)	Jun. 12, 2024 USD ($)	Apr. 16, 2024 USD ($)	Feb. 16, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 16, 2024 USD ($) $ / shares shares	Jul. 16, 2024 KRW (₩) shares	Jun. 30, 2024 USD ($) $ / shares	Feb. 24, 2023 $ / shares	Mar. 30, 2022 shares
General Information Statement Of Compliance With IFRS And Going Concern Assumption [Line Items]
Deficit									$ (136,790,543)	$ (62,348,576)				$ (145,836,310)
Current liabilities exceed current assets									$ 40,692,649	18,531,567				$ 47,035,037
Description of conversion of debt to equity									The Company initiated twelve equity conversion agreements as of the reporting date. Under these agreements, a total of USD 7,674,155 of outstanding debt and trade payables are to be converted into the Company’s Common Shares (the “Debt to Equity Conversion”).
Conversion debt instrument to equity									$ 7,674,155	$ 6,233,741	$ (170,156)
Ordinary shares, par value | $ / shares									$ 0.0001					$ 0.0001	$ 0.0001
Number of shares issued | shares																1,000,000
Share issue related cost	$ 1,675,000
Purchase price per share | $ / shares	$ 2.47
Issuance of share | shares	678,138
Convertible instruments [member]
General Information Statement Of Compliance With IFRS And Going Concern Assumption [Line Items]
Purchase of convertible promissory notes							$ 1,175,000	$ 1,250,000
Share Purchase Agreement [member]
General Information Statement Of Compliance With IFRS And Going Concern Assumption [Line Items]
Proceeds from issue of ordinary shares						$ 30,000,000
Private Bonds Subscription Agreements [member]
General Information Statement Of Compliance With IFRS And Going Concern Assumption [Line Items]
Issue of private bond		$ 1,380,000	₩ 1,900,000,000	$ 2,230,000	₩ 3,100,000,000
Percentage of interest rate bond		2.00%	2.00%
Captivision Korea [member]
General Information Statement Of Compliance With IFRS And Going Concern Assumption [Line Items]
Ordinary shares, par value | $ / shares												$ 3
Debt to equity conversion amount												$ 4,244,681	₩ 5,791,867,301
Number of shares issued | shares												1,414,895	1,414,895
Captivision Korea [member] | Ordinary shares [member]
General Information Statement Of Compliance With IFRS And Going Concern Assumption [Line Items]
Ordinary shares, par value | $ / shares												$ 0.0001